Inventory	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventory	Inventory

	2025	2024
Product inventory	$736	$986
Materials, supplies and other	1,885	1,807
	$2,621	$2,793
During 2025, approximately $33 billion of purchased and produced inventory was recorded as an expense (2024 – approximately $30 billion).